Expense Example - IPS Strategic Capital Absolute Return Fund	Jun. 27, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 814
Expense Example, with Redemption, 3 Years	1,065
Expense Example, with Redemption, 5 Years	1,437
Expense Example, with Redemption, 10 Years	2,479
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	354
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,816
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,768